UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-612

Value Line Income And Growth Fund, Inc.
---------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 9/30/06 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                           September 30, 2006
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
   COMMON STOCKS  (54.4%)
                 AEROSPACE/DEFENSE  (0.8%)
      25,000     Armor Holdings, Inc. *                          $    1,433,250
      15,000     Lockheed Martin Corp.                                1,290,900
                                                                 --------------
                                                                      2,724,150
                 AUTO PARTS  (0.6%)
      15,000     Autoliv, Inc.                                          826,650
      20,000     Eaton Corp.                                          1,377,000
                                                                 --------------
                                                                      2,203,650
                 BANK  (0.3%)
      14,000     PNC Financial Services Group, Inc.                   1,014,160
                 BEVERAGE - ALCOHOLIC  (0.7%)
      35,000     Anheuser-Busch Companies, Inc.                       1,662,850
      29,276     Constellation Brands, Inc. Class A*                    842,563
                                                                 --------------
                                                                      2,505,413
                 BEVERAGE - SOFT DRINK  (0.3%)
      25,000     Cadbury Schweppes PLC ADR                            1,069,250
                 BIOTECHNOLOGY  (0.5%)
      25,000     Amgen, Inc. *                                        1,788,250
                 CANADIAN ENERGY  (0.8%)
      16,000     Canadian Natural Resources, Inc.                       729,280
      22,000     EnCana Corp.                                         1,027,180
       8,000     Suncor Energy, Inc.                                    576,400
      20,000     Talisman Energy, Inc.                                  327,600
                                                                 --------------
                                                                      2,660,460
                 CEMENT & AGGREGATES  (0.4%)
      40,000     Cemex S.A. de C.V. ADR*                              1,203,200
                 CHEMICAL - BASIC  (0.9%)
      20,000     Agrium, Inc.                                           539,800
      40,000     Dow Chemical Co. (The)                               1,559,200
      25,000     E.I. du Pont de Nemours & Co.                        1,071,000
                                                                 --------------
                                                                      3,170,000
                 CHEMICAL - DIVERSIFIED  (1.7%)
      15,000     3M Co.                                               1,116,300
      15,000     Cabot Corp.                                            558,000
      20,000     Cytec Industries, Inc.                               1,111,800
      20,000     Eastman Chemical Co.                                 1,080,400
      55,000     Huntsman Corp. *                                     1,001,000
      30,000     Pall Corp.                                             924,300
                                                                 --------------
                                                                      5,791,800
                 CHEMICAL - SPECIALTY  (0.7%)
      15,000     Arch Chemicals, Inc.                                   426,750
      80,000     Chemtura Corp.                                         693,600
      20,000     Lubrizol Corp. (The)                                   914,600
      20,000     Mosaic Co. (The) *                                     338,000
                                                                 --------------
                                                                      2,372,950
                 COAL  (0.5%)
      30,000     CONSOL Energy, Inc.                                    951,900
      20,000     Huaneng Power International, Inc.                      578,400
                                                                 --------------
                                                                      1,530,300
                 COMPUTER & PERIPHERALS  (1.0%)
      40,000     Dell, Inc. *                                           913,600
      85,000     EMC Corp. *                                          1,018,300
      30,000     Seagate Technology *                                   692,700
      35,000     Western Digital Corp. *                                633,500
                                                                 --------------
                                                                      3,258,100
                 COMPUTER SOFTWARE & SERVICES  (1.5%)
      30,000     Accenture Ltd. Class A                                 951,300
      15,000     Cognos, Inc. *                                         547,500
      10,000     Computer Sciences Corp. *                              491,200
      18,920     L-1 Identity Solutions, Inc. *                         246,906
      95,000     Microsoft Corp.                                      2,596,350
      30,000     Novell, Inc. *                                         183,600
                                                                 --------------
                                                                      5,016,856
                 DIVERSIFIED COMPANIES  (1.0%)
      35,000     Honeywell International, Inc.                        1,431,500
       5,000     Pentair, Inc.                                          130,950
      12,000     Teleflex, Inc.                                         667,680
      40,000     Tyco International Ltd.                              1,119,600
                                                                 --------------
                                                                      3,349,730
                 DRUG  (3.8%)
      30,000     AVI BioPharma, Inc. *                                  108,900
      20,000     Barr Pharmaceuticals, Inc. *                         1,038,800
      25,000     Forest Laboratories, Inc. *                          1,265,250
      20,000     Genzyme Corp. *                                      1,349,400
      40,000     King Pharmaceuticals, Inc. *                           681,200
      20,000     Kos Pharmaceuticals, Inc. *                            988,400
      25,000     Mylan Laboratories, Inc.                               503,250
      70,000     Pfizer, Inc.                                         1,985,200
      40,000     Sanofi-Aventis ADR                                   1,778,800
      20,000     Spectrum Pharmaceuticals, Inc. *                       104,800
      40,000     Teva Pharmaceutical Industries Ltd. ADR              1,363,600
      30,000     Watson Pharmaceuticals, Inc. *                         785,100
      25,000     Wyeth                                                1,271,000
                                                                 --------------
                                                                     13,223,700
                 ELECTRICAL EQUIPMENT  (1.6%)
      20,000     American Science & Engineering, Inc. *                 970,400
      95,000     General Electric Co.                                 3,353,500
      18,000     Thomas & Betts Corp. *                                 858,780
      40,000     Ultralife Batteries, Inc. *                            416,400
                                                                 --------------
                                                                      5,599,080
                 ELECTRICAL UTILITY - CENTRAL  (0.8%)
      35,000     American Electric Power Company, Inc.                1,272,950
      15,000     OGE Energy Corp.                                       541,650
      35,000     Westar Energy, Inc.                                    822,850
                                                                 --------------
                                                                      2,637,450
                 ELECTRICAL UTILITY - EAST  (1.7%)
      16,000     Dominion Resources, Inc.                             1,223,840
      15,000     Exelon Corp.                                           908,100
      50,000     Pepco Holdings, Inc.                                 1,208,500
      30,000     PPL Corp.                                              987,000
      20,000     Progress Energy, Inc.                                  907,600

                                         Value Line Income and Growth Fund, Inc.

                                                              September 30, 2006
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
      30,000     TECO Energy, Inc.                               $      469,500
                                                                 --------------
                                                                      5,704,540
                 ELECTRICAL UTILITY - WEST  (0.2%)
      40,000     Xcel Energy, Inc.                                      826,000
                 ELECTRONICS  (1.5%)
      40,000     Avnet, Inc. *                                          784,800
      55,000     Celestica, Inc. *                                      590,700
      20,000     Cubic Corp.                                            391,600
      25,000     LaserCard Corp. *                                      326,000
      25,000     MEMC Electronic Materials, Inc. *                      915,750
      15,000     Multi-Fineline Electronix, Inc. *                      380,550
      40,000     Paxar Corp. *                                          799,200
      45,000     Plantronics, Inc.                                      788,850
      35,000     Valence Technology, Inc. *                              67,900
                                                                 --------------
                                                                      5,045,350
                 ENTERTAINMENT  (0.8%)
      50,000     CBS Corp. Class B                                    1,408,500
      75,000     Time Warner, Inc.                                    1,367,250
                                                                 --------------
                                                                      2,775,750
                 ENTERTAINMENT TECHNOLOGY  (0.2%)
      20,000     Avid Technology, Inc. *                                728,400
                 ENVIRONMENTAL  (0.1%)
      25,000     Tetra Tech, Inc. *                                     435,500
                 FINANCIAL SERVICES - DIVERSIFIED (2.8%)
      20,000     American International Group, Inc.                   1,325,200
      35,000     Ameriprise Financial, Inc.                           1,641,500
      30,000     BISYS Group, Inc. (The) *                              325,800
      30,000     Citigroup, Inc.                                      1,490,100
      20,000     HSBC Holdings PLC ADR                                1,830,600
      30,000     ING Groep NV ADR                                     1,319,400
      40,000     Loews Corp.                                          1,516,000
       5,000     Principal Financial Group, Inc.                        271,400
                                                                 --------------
                                                                      9,720,000
                 FOOD PROCESSING  (2.1%)
      20,000     Archer-Daniels-Midland Co.                             757,600
      20,000     Chiquita Brands International, Inc.                    267,600
      35,000     ConAgra Foods, Inc.                                    856,800
      20,000     Dean Foods Co. *                                       840,400
      27,000     General Mills, Inc.                                  1,528,200
      15,000     Hormel Foods Corp.                                     539,700
      30,000     Sara Lee Corp.                                         482,100
      20,000     Smithfield Foods, Inc. *                               540,400
      40,000     Tyson Foods, Inc. Class A                              635,200
      30,000     Unilever PLC ADR                                       744,300
                                                                 --------------
                                                                      7,192,300
                 FOREIGN TELECOMMUNICATIONS  (1.4%)
      45,000     Deutsche Telekom AG                                    714,150
      75,000     Telecom Corporation of New Zealand Ltd. ADR          1,682,250
      30,000     Telefonica S.A. ADR                                  1,554,300
      40,000     Telefonos de Mexico S.A. de C.V. ADR                 1,023,200
                                                                 --------------
                                                                      4,973,900
                 FURNITURE/HOME FURNISHINGS  (0.3%)
      50,000     Tempur-Pedic International, Inc. *                     858,500
                 HEALTH CARE INFORMATION SYSTEMS (0.2%)
      20,000     IMS Health, Inc.                                       532,800
                 HOME BUILDING  (0.1%)
      30,000     Technical Olympic USA, Inc.                            294,900
                 HOUSEHOLD PRODUCTS  (0.3%)
      30,000     Newell Rubbermaid, Inc.                                849,600
                 INFORMATION SERVICES  (0.1%)
      35,000     ProQuest Co. *                                         455,700
                 INSURANCE - LIFE  (0.8%)
      25,000     Lincoln National Corp.                               1,552,000
      30,000     Manulife Financial Corp.                               967,800
      18,843     UnumProvident Corp.                                    365,366
                                                                 --------------
                                                                      2,885,166
                 INSURANCE - PROPERTY & CASUALTY (1.5%)
      25,000     21st Century Insurance Group                           373,750
      30,000     American Financial Group, Inc.                       1,407,900
      22,500     Berkley (W.R.) Corp.                                   796,275
      30,000     HCC Insurance Holdings, Inc.                           986,400
      15,000     PartnerRe Ltd.                                       1,013,550
      12,000     SAFECO Corp.                                           707,160
                                                                 --------------
                                                                      5,285,035
                 MACHINERY  (1.6%)
      20,000     AGCO Corp. *                                           507,000
      35,000     Briggs & Stratton Corp.                                964,250
      20,000     Flowserve Corp. *                                    1,011,800
      30,000     Ingersoll-Rand Company Ltd. Class A                  1,139,400
      20,000     Lincoln Electric Holdings, Inc.                      1,089,000
      30,000     Watts Water Technologies, Inc. Class A                 952,800
                                                                 --------------
                                                                      5,664,250
                 MANUFACTURED HOUSING/RECREATIONAL VEHICLE  (0.0%)
      20,000     Champion Enterprises, Inc. *                           138,000
                 MARITIME  (0.9%)
      30,000     Alexander & Baldwin, Inc.                            1,331,100
      40,000     Gulfmark Offshore, Inc. *                            1,273,600
      30,000     OMI Corp.                                              651,300
                                                                 --------------
                                                                      3,256,000
                 MEDICAL SERVICES  (1.6%)
      35,000     Health Management Associates, Inc. Class A             731,500
      20,000     Health Net, Inc. *                                     870,400
      15,000     Laboratory Corporation of America Holdings *           983,550
      20,000     Lincare Holdings, Inc. *                               692,800

                                         Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
      26,000     PSS World Medical, Inc. *                       $      519,740
      40,000     Triad Hospitals, Inc. *                              1,761,200
                                                                 --------------
                                                                      5,559,190
                 MEDICAL SUPPLIES  (2.5%)
      14,011     Baxter International, Inc.                             636,940
      10,000     Becton Dickinson & Co.                                 706,700
      12,000     Bio-Rad Laboratories, Inc. Class A*                    848,760
       5,000     Boston Scientific Corp. *                               73,950
      22,500     Immucor, Inc. *                                        504,225
      20,000     Johnson & Johnson                                    1,298,800
      15,000     Kinetic Concepts, Inc. *                               471,900
      15,000     Medtronic, Inc.                                        696,600
      15,000     Molecular Devices Corp. *                              277,350
      15,000     PolyMedica Corp.                                       642,150
      24,000     STERIS Corp.                                           577,440
      30,000     Syneron Medical Ltd. *                                 693,000
       5,000     Varian Medical Systems, Inc. *                         266,950
      15,000     Zimmer Holdings, Inc. *                              1,012,500
                                                                 --------------
                                                                      8,707,265
                 METALS & MINING DIVERSIFIED  (0.7%)
      15,000     Alcan, Inc.                                            598,050
      20,000     Alliance Resource Partners LP                          696,400
      20,000     BHP Billiton Ltd. ADR                                  757,600
      20,000     Titanium Metals Corp. *                                505,600
                                                                 --------------
                                                                      2,557,650
                 METALS FABRICATING  (0.1%)
      15,000     Trinity Industries, Inc.                               482,550
                 NATURAL GAS - DISTRIBUTION  (0.1%)
      21,000     Ferrellgas Partners, L.P.                              478,590
                 NATURAL GAS - DIVERSIFIED  (0.9%)
      16,000     Devon Energy Corp.                                   1,010,400
      45,000     El Paso Corp.                                          613,800
      20,000     National Fuel Gas Co.                                  727,000
      20,000     Oneok, Inc.                                            755,800
                                                                 --------------
                                                                      3,107,000
                 NEWSPAPER  (0.8%)
      15,000     Gannett Co, Inc.                                       852,450
      55,000     News Corp. Class B                                   1,135,200
      25,000     Tribune Co.                                            818,000
                                                                 --------------
                                                                      2,805,650
                 OFFICE EQUIPMENT & SUPPLIES  (0.3%)
      20,000     Diebold, Inc.                                          870,600
                 OILFIELD SERVICES/EQUIPMENT  (2.0%)
      25,000     ENSCO International, Inc.                            1,095,750
      30,000     GlobalSantaFe Corp.                                  1,499,700
      25,000     Grant Prideco, Inc. *                                  950,750
      20,000     Patterson-UTI Energy, Inc.                             475,200
      35,000     Rowan Companies, Inc.                                1,107,050
      55,000     RPC, Inc.                                            1,007,600
      30,000     Superior Energy Services, Inc. *                       787,800
                                                                 --------------
                                                                      6,923,850
                 PETROLEUM - INTEGRATED  (1.9%)
      15,000     Chesapeake Energy Corp.                                434,700
      20,000     Chevron Corp.                                        1,297,200
      27,000     Hess Corp.                                           1,118,340
      15,000     Marathon Oil Corp.                                   1,153,500
      20,000     Murphy Oil Corp.                                       951,000
       1,000     PetroChina Co. Ltd. ADR                                107,650
       5,000     Petroleo Brasileiro S.A. - Petrobras ADR               419,150
      30,000     Sasol Ltd. ADR                                         986,700
                                                                 --------------
                                                                      6,468,240
                 PETROLEUM - PRODUCING  (0.8%)
      25,000     Anadarko Petroleum Corp.                             1,095,750
      30,000     Cimarex Energy Co.                                   1,055,700
      20,000     Tenaris S.A. ADR                                       707,600
                                                                 --------------
                                                                      2,859,050
                 POWER  (0.4%)
      30,000     Evergreen Solar, Inc. *                                249,000
      15,000     Headwaters, Inc. *                                     350,250
      15,873     Scottish Power PLC ADR                                 770,793
                                                                 --------------
                                                                      1,370,043
                 PRECIOUS METALS  (1.1%)
      25,000     Anglo American PLC ADR                                 527,500
      30,000     AngloGold Ashanti Ltd. ADR                           1,132,200
      25,000     Apex Silver Mines Ltd. *                               416,500
      10,000     Goldcorp, Inc.                                         236,000
      30,000     Harmony Gold Mining Company Ltd. ADR*                  387,900
      22,000     Newmont Mining Corp.                                   940,500
                                                                 --------------
                                                                      3,640,600
                 PRECISION INSTRUMENT  (0.6%)
      25,000     Applera Corp. - Applied Biosystems Group               827,750
      30,000     OSI Systems, Inc. *                                    588,000
      40,000     PerkinElmer, Inc.                                      757,200
      15,000     RAE Systems, Inc. *                                     45,750
                                                                 --------------
                                                                      2,218,700
                 RAILROAD  (0.8%)
      24,000     Canadian National Railway Co.                        1,006,560
      20,000     Canadian Pacific Railway Ltd.                          994,800
      15,000     Norfolk Southern Corp.                                 660,750
                                                                 --------------
                                                                      2,662,110
                 RECREATION  (0.6%)
      30,000     Brunswick Corp.                                        935,700

                                         Value Line Income and Growth Fund, Inc.

                                                              September 30, 2006
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
      25,000     Polaris Industries, Inc.                        $    1,028,750
                                                                 --------------
                                                                      1,964,450
                 RETAIL - SPECIAL LINES  (0.9%)
      25,000     Borders Group, Inc.                                    510,000
      30,000     Cabela's, Inc. *                                       651,900
      30,000     Claire's Stores, Inc.                                  874,800
      20,000     Petco Animal Supplies, Inc. *                          572,800
      15,000     TJX Companies, Inc. (The)                              420,450
                                                                 --------------
                                                                      3,029,950
                 RETAIL STORE  (0.4%)
      30,000     Dollar General Corp.                                   408,900
      20,000     Wal-Mart Stores, Inc.                                  986,400
                                                                 --------------
                                                                      1,395,300
                 SEMICONDUCTOR  (0.1%)
      27,000     O2Micro International Ltd. ADR*                        186,570
                 STEEL - GENERAL  (0.2%)
      20,000     Cleveland-Cliffs, Inc.                                 762,200
                 TELECOMMUNICATION SERVICES  (1.0%)
      45,750     BCE, Inc. *                                          1,239,368
      30,000     Dycom Industries, Inc. *                               645,000
       7,000     Golden Telecom, Inc.                                   211,750
      35,000     Telkonet, Inc. *                                        99,750
      10,000     Turkcell Iletisim Hizmetleri AS ADR                    133,000
      48,000     Vodafone Group PLC ADR                               1,097,280
                                                                 --------------
                                                                      3,426,148
                 TELECOMMUNICATIONS EQUIPMENT  (0.3%)
      40,000     AudioCodes Ltd. *                                      375,600
      20,000     Mastec, Inc. *                                         221,400
      20,000     Polycom, Inc. *                                        490,600
                                                                 --------------
                                                                      1,087,600
                 TRUCKING/TRANSPORTATION LEASING (0.8%)
      35,000     Bristow Group, Inc. *                                1,204,000
      10,000     Ryder System, Inc.                                     516,800
      25,000     Yellow Roadway Corp. *                                 926,000
                                                                 --------------
                                                                      2,646,800
                 UTILITY - FOREIGN  (0.2%)
      35,000     Korea Electric Power Corp. ADR                         684,250
                 WATER UTILITY  (0.4%)
      25,000     American States Water Co.                              956,250
      14,000     California Water Service Group                         517,020
                                                                 --------------
                                                                      1,473,270
                 WIRELESS NETWORKING  (0.4%)
      30,000     Alvarion Ltd. *                                        191,700
      30,000     Palm, Inc. *                                           436,800
      20,000     Powerwave Technologies, Inc. *                         152,000
      50,000     Symbol Technologies, Inc.                              743,000
                                                                 --------------
                                                                      1,523,500
                                                                 --------------
                   TOTAL COMMON STOCKS
                     (Cost $159,510,950)                            187,631,316
                                                                 --------------
  PREFERRED STOCK  (1.3%)
                 FINANCIAL SERVICES - DIVERSIFIED (0.5%)
      30,000     General Electric Capital Corp.                         690,000
      40,000     HSBC Holdings PLC *                                  1,001,200
                                                                 --------------
                                                                      1,691,200
                 INSURANCE - LIFE  (0.2%)
      25,000     Metlife, Inc. Series B*                                647,750
                 R.E.I.T.  (0.2%)
      30,000     Health Care REIT, Inc. Series F*                       771,300
                 SECURITIES BROKERAGE  (0.4%)
      50,000     Lehman Brothers Holdings, Inc. Series G*             1,282,000
                                                                 --------------

                   TOTAL PREFERRED STOCK
                     (Cost $4,316,864)                                4,392,250
                                                                 --------------
   CONVERTIBLE PREFERRED STOCK  (0.2%)
                 CHEMICAL - DIVERSIFIED  (0.2%)
      15,000     Huntsman Corp. 5.00%                                   603,750
                                                                 --------------

                   TOTAL CONVERTIBLE PREFERRED STOCK
                     (Cost $658,599)                                    603,750
                                                                 --------------
  Principal
    Amount                                                            Value
-------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES  (2.8%)
                 CHEMICAL - SPECIALTY  (0.3%)
$  1,175,000     Lubrizol Corp., 5.88%, 12/1/08                       1,185,198
                 ELECTRICAL EQUIPMENT  (0.6%)
   2,000,000     Thomas & Betts Corp., 6.39%, 2/10/09                 2,041,524
                 ENTERTAINMENT  (0.5%)
   1,500,000     Liberty Media Corp., 7.88%, 7/15/09                  1,570,369
                 FOOD PROCESSING  (0.3%)
   1,000,000     Sensient Technologies Corp., 6.50%, 4/1/09             996,394
                 INDUSTRIAL SERVICES  (0.3%)
   1,000,000     Sabre Holdings Corp., 7.35%, 8/1/11                  1,040,874
                 INSURANCE - LIFE  (0.5%)
   2,000,000     Principal Life Income Funding Trusts, 6.20%,
                   4/1/16(1)                                          1,859,380
                 RETAIL STORE  (0.3%)
   1,000,000     Dollar General Corp., 8.63%, 6/15/10                 1,057,500

                                         Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Principal
    Amount                                                            Value
-------------------------------------------------------------------------------
                   TOTAL CORPORATE BONDS & NOTES
                     (Cost $9,811,983)                                9,751,239
                                                                 --------------
   CONVERTIBLE CORPORATE BONDS & NOTES  (4.8%)
                 AEROSPACE/DEFENSE  (0.4%)
   1,500,000       EDO Corp. 4.00%, 11/15/25                     $    1,441,875
                 AIR TRANSPORT  (0.7%)
   1,500,000       ExpressJet Holdings, Inc. 4.25%, 8/1/23            1,348,125
   1,250,000       JetBlue Airways Corp. 3.50%, 7/15/33               1,128,125
                                                                 --------------
                                                                      2,476,250
                 APPAREL  (0.4%)
   1,500,000       Kellwood Co. 3.50%, 6/15/34                        1,342,500
                 CABLE TV  (0.4%)
   1,500,000       EchoStar Communications Corp. 5.75%, 5/15/08       1,503,750
                 COMPUTER & PERIPHERALS  (0.5%)
     800,000       Adaptec, Inc. 0.75%, 12/22/23                        708,000
   1,000,000       Mercury Computer Systems, Inc.
                     (Senior Notes), 2.00%, 5/1/24                      876,250
                                                                 --------------
                                                                      1,584,250
                 COMPUTER SOFTWARE & SERVICES  (0.3%)
   1,000,000       Ciber, Inc. 2.88%, 12/15/23                          920,000
                 DRUG  (0.9%)
   1,500,000       Sepracor, Inc. 5.00%, 2/15/07                      1,492,500
   1,500,000       Valeant Pharmaceuticals International
                     4.00%, 11/15/13                                  1,408,125
                                                                 --------------
                                                                      2,900,625
                 INDUSTRIAL SERVICES  (0.5%)
   1,000,000       Quanta Services, Inc. 4.00%, 7/1/07                  985,000
     500,000       Quanta Services, Inc. 4.50%, 10/1/23                 815,000
                                                                 --------------
                                                                      1,800,000
                 RETAIL - AUTOMOTIVE  (0.1%)
     300,000       PEP Boys-Manny Moe & Jack (The)
                     4.25%, 6/1/07                                      298,125
                 SEMICONDUCTOR  (0.2%)
   1,000,000       Vitesse Semiconductor Corp. 1.50%,
                     10/1/24                                            817,500
                 TELECOMMUNICATIONS EQUIPMENT  (0.4%)
   1,500,000       Agere Systems, Inc. 6.50%, 12/15/09           $    1,503,750
                                                                 --------------
                   TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
                     (Cost $16,180,820)                              16,588,625
                                                                 --------------
  U.S. TREASURY OBLIGATIONS  (12.8%)
   7,000,000     U.S. Treasury Notes, 4.50%, 2/15/09                  6,975,115
   4,000,000     U.S. Treasury Notes, 4.88%, 5/15/09                  4,023,124
   7,000,000     U.S. Treasury Notes, 5.50%, 5/15/09                  7,151,487
   8,000,000     U.S. Treasury Notes, 4.50%, 11/15/10                 7,972,496
   9,000,000     U.S. Treasury Notes, 4.75%, 3/31/11                  9,055,197
   6,000,000     U.S. Treasury Notes, 4.88%, 4/30/11                  6,066,798
   3,000,000     U.S. Treasury Notes, 5.13%, 6/30/11                  3,066,210
                                                                 --------------
                   TOTAL U.S. TREASURY OBLIGATIONS
                     (Cost $43,911,250)                              44,310,427
                                                                 --------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS  (5.6%)
   2,000,000     Federal Home Loan Bank, 3.50%, 3/2/07                1,985,194
   3,000,000     Federal Home Loan Bank, 3.88%, 6/8/07                2,972,457
   3,000,000     Federal Home Loan Bank, 4.00%, 11/9/07               2,964,573
   2,500,000     Federal Home Loan Bank, 4.38%, 10/3/08               2,467,817
   3,000,000     Federal Home Loan Bank, 4.50%, 10/14/08              2,971,431
   2,500,000     Federal Home Loan Bank, 4.63%, 11/21/08              2,481,525
   2,000,000     Federal Home Loan Bank, 4.75%, 12/12/08              1,990,092
   1,630,918     Federal Home Loan Bank, 4.75%, 10/25/10              1,610,026
                                                                 --------------
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                     (Cost $19,608,719)                              19,443,115
                                                                 --------------
                   TOTAL INVESTMENT SECURITIES (81.9%)
                     (Cost $253,999,185)                            282,720,722
                                                                 --------------
  SHORT-TERM INVESTMENTS  (17.5%)
                 REPURCHASE AGREEMENTS (2) (16.4%)
  18,800,000     With Morgan Stanley & Co., 4.90%, dated 9/29/06
                   due 10/02/06, delivery value $18,807,677,
                   (collateralized by $19,480,000 U.S. Treasury
                   Notes 2.75%, due 8/15/07, with a value of
                   $19,183,301)                                      18,800,000

                                         Value Line Income and Growth Fund, Inc.

                                                              September 30, 2006
--------------------------------------------------------------------------------

  Principal
    Amount                                                            Value
--------------------------------------------------------------------------------
$ 18,800,000     With State Street Bank & Trust., 4.70%, dated
                   9/29/06, due 10/02/06, delivery value
                   $18,807,363 (collateralized by $15,640,000
                   U.S. Treasury Notes 7.25%, due 5/15/16, with
                   a value of $19,173,025)                       $   18,800,000
  18,900,000     With UBS Securities, LLC, 4.95%, dated 9/29/06,
                   due 10/02/06, delivery value $18,907,796
                   (collateralized by $15,270,000 U.S. Treasury
                   Notes 7.125%, due 02/15/23, with a value of
                   $19,320,751)                                      18,900,000
                                                                 --------------
                                                                     56,500,000
                 U.S. GOVERNMENT AGENCY OBLIGATIONS  (1.1%)
   4,000,000     Federal Home Loan Bank, 5.55%, 8/8/07                4,000,000
                                                                 --------------
                   TOTAL SHORT-TERM INVESTMENTS
                     (Cost $60,500,000)                              60,500,000
                                                                 --------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (0.6%)                2,128,010
                                                                 --------------
NET ASSETS  (100%)                                               $  345,348,732
                                                                 --------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
   SHARE
   ($345,348,732 / 40,075,721 shares outstanding)                $         8.62
                                                                 --------------

*     Non-income producing.
(1)   Rate at September 30, 2006. Floating rate changes monthly.
(2) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
ADR   American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of September 30, 2006 was as follows:

                                                                    Total Net
                                                                    Unrealized
Total Cost         Appreciation         Depreciation                Appreciation
--------------------------------------------------------------------------------
$314,499,185       $33,203,406          $(4,481,869)                $28,721,537

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:      /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    November 27, 2006
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -----------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -----------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    November 27, 2006
         ------------------------